Earnings Per Share	12 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share

Note 20 — Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended September 30,
	2013	2012	2011
Numerator:
Numerator for basic and diluted earnings per share	$412,439	$391,371	$346,665

Denominator:
Denominator for basic earnings per share — weighted average number of shares outstanding	161,330	168,275	185,213
Effect of assumed conversion of 0.50% convertible notes	24	24	24
Effect of dilutive stock options granted	1,764	1,138	1,322

Denominator for dilutive earnings per share — adjusted weighted average shares and assumed conversions	163,118	169,437	186,559

Basic earnings per share	$2.56	$2.33	$1.87

Diluted earnings per share	$2.53	$2.31	$1.86

The weighted average effect of the repurchase of ordinary shares by the Company has been included in the calculation of basic earnings per share.

For the fiscal years ended September 30, 2013, 2012 and 2011, 3,005, 12,313 and 14,970 weighted average number of shares, respectively, were attributable to antidilutive outstanding stock options and therefore were not included in the calculation of diluted earnings per share.